Salaries and social security (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Salaries And Social Security [Abstract]
Summary of detailed information about salaries and social security

	2021				2020				2019
	Non- current		Current		Non- current		Current		Non- current	Current

Salaries and social security	—		4,955		—		3,318		—	2,976
Bonuses and incentives provision	—		6,874		—		4,403		—	3,468
Vacation provision	—		7,196		—		4,812		—	3,610
Other employee benefits	3,262	(1)	4,434	(1)	3,860	(1)	2,401	(1)	—	150

	3,262		23,459		3,860		14,934		—	10,204

(1)	Includes the voluntary retirement plan executed by the Company.